RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	2 Months Ended	6 Months Ended
	Mar. 12, 2025 USD ($) vessel	Jun. 30, 2025 USD ($) tanker	Jun. 30, 2024 USD ($)	Feb. 28, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		$ 45,000			$ 45,000
Interest income – long-term loans to associated companies		2,263	$ 2,276
Interest and valuation (loss)/gain on non-designated derivatives		300	300
River Box Holding Inc. ("River Box")
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		45,000
Interest income – long-term loans to associated companies		2,300	2,300
Golden Ocean *
Related Party Transaction [Line Items]
Purchase options exercised, number of leased vessels | vessel				8
Purchase options exercised, aggregate amount				$ 112,000
Related Party
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		45,000			45,000
Related Party | River Box Holding Inc. ("River Box")
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		45,000			$ 45,000
Related Party | Golden Ocean *
Related Party Transaction [Line Items]
Number of leased vessels | vessel	8
Lease income	$ 10,700		27,400
Vessel management fees	$ 4,000		10,200
Related Party | Northern Ocean Operations Ltd. (“Northern Ocean”)
Related Party Transaction [Line Items]
Lease income		$ 1,700	$ 0
Related Party | Hemen
Related Party Transaction [Line Items]
Number of product tankers | tanker		3
Product tankers, purchase price		$ 231,000